UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON

MANAGER SELECT LARGE CAP VALUE FUND

FORM N-Q

DECEMBER 31, 2011

LEGG MASON MANAGER SELECT LARGE CAP VALUE FUND

Schedule of Investments (unaudited)	December 31, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.3%
CONSUMER DISCRETIONARY - 13.9%
Auto Components - 0.2%
Johnson Controls Inc.	310	$9,691

Automobiles - 0.4%
General Motors Co.	770	15,608	*

Diversified Consumer Services - 0.2%
Apollo Group Inc., Class A Shares	83	4,471	*
DeVry Inc.	12	461
Education Management Corp.	106	2,967	*
Service Corporation International	189	2,013

Total Diversified Consumer Services		9,912

Hotels, Restaurants & Leisure - 0.7%
Brinker International Inc.	50	1,338
McDonald’s Corp.	150	15,049
MGM Resorts International	350	3,651	*
Wyndham Worldwide Corp.	159	6,015

Total Hotels, Restaurants & Leisure		26,053

Leisure Equipment & Products - 0.1%
Mattel Inc.	220	6,107

Media - 6.6%
CBS Corp., Class B Shares	719	19,514
Comcast Corp., Class A Shares	630	14,937
DISH Network Corp., Class A Shares	843	24,009
Gannett Co. Inc.	576	7,701
Interpublic Group of Cos. Inc.	212	2,063
Liberty Media Corp. - Liberty Capital, Class A shares	38	2,966	*
News Corp., Class A Shares	2,398	42,780
Omnicom Group Inc.	216	9,629
SES Global SA, FDR	883	21,194
Time Warner Cable Inc.	508	32,294
Time Warner Inc.	2,009	72,605
Viacom Inc., Class B Shares	226	10,263
Washington Post Co., Class B Shares	3	1,130

Total Media		261,085

Multiline Retail - 1.8%
Big Lots Inc.	70	2,643	*
Dillard’s Inc., Class A Shares	50	2,244
Kohl’s Corp.	204	10,067
Target Corp.	1,076	55,113

Total Multiline Retail		70,067

Specialty Retail - 3.6%
Advance Auto Parts Inc.	49	3,412
American Eagle Outfitters Inc.	127	1,942
Best Buy Co. Inc.	616	14,396
Chico’s FAS Inc.	33	368
Foot Locker Inc.	137	3,266
GameStop Corp., Class A Shares	143	3,451	*
Gap Inc.	1,706	31,646
Home Depot Inc.	474	19,927
Limited Brands Inc.	227	9,159
Lowe’s Cos. Inc.	1,325	33,628
Penske Automotive Group Inc.	18	346
RadioShack Corp.	730	7,088
Rent-A-Center Inc.	42	1,554
Staples Inc.	840	11,668

Total Specialty Retail		141,851

Textiles, Apparel & Luxury Goods - 0.3%
Hanesbrands Inc.	590	12,898	*
Warnaco Group Inc.	8	400	*

Total Textiles, Apparel & Luxury Goods		13,298

TOTAL CONSUMER DISCRETIONARY		553,672

See Notes to Schedule of Investments.

LEGG MASON MANAGER SELECT LARGE CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2011

SECURITY	SHARES	VALUE
CONSUMER STAPLES - 10.6%
Beverages - 1.3%
Anheuser-Busch InBev NV, ADR	340	$20,737
Coca-Cola Enterprises Inc.	145	3,738
Constellation Brands Inc., Class A Shares	93	1,922	*
PepsiCo Inc.	390	25,877

Total Beverages		52,274

Food & Staples Retailing - 3.9%
CVS Caremark Corp.	1,821	74,260
Kroger Co.	924	22,379
Safeway Inc.	252	5,302
Wal-Mart Stores Inc.	510	30,478
Walgreen Co.	682	22,547

Total Food & Staples Retailing		154,966

Food Products - 0.4%
ConAgra Foods Inc.	118	3,115
Smithfield Foods Inc.	80	1,943	*
Unilever PLC, ADR	375	12,570

Total Food Products		17,628

Household Products - 1.8%
Kimberly-Clark Corp.	349	25,672
Procter & Gamble Co.	670	44,696

Total Household Products		70,368

Tobacco - 3.2%
Altria Group Inc.	487	14,439
Lorillard Inc.	143	16,302
Philip Morris International Inc.	1,233	96,766

Total Tobacco		127,507

TOTAL CONSUMER STAPLES		422,743

ENERGY - 13.4%
Energy Equipment & Services - 1.0%
Halliburton Co.	390	13,459
Transocean Ltd.	602	23,111
Unit Corp.	23	1,067	*

Total Energy Equipment & Services		37,637

Oil, Gas & Consumable Fuels - 12.4%
Apache Corp.	110	9,964
BP PLC, ADR	1,342	57,357
Chevron Corp.	801	85,226
Comstock Resources Inc.	660	10,098	*
ConocoPhillips	1,029	74,983
El Paso Corp.	1,209	32,123
Exxon Mobil Corp.	1,270	107,645
Marathon Oil Corp.	988	28,919
Plains Exploration & Production Co.	528	19,388	*
Royal Dutch Shell PLC, ADR, Class A Shares	644	47,070
Suncor Energy Inc.	402	11,590
Tesoro Corp.	28	654	*
Valero Energy Corp.	410	8,631

Total Oil, Gas & Consumable Fuels		493,648

TOTAL ENERGY		531,285

FINANCIALS - 24.2%
Apartments - 0.1%
UDR Inc.	173	4,342

Capital Markets - 3.5%
Ameriprise Financial Inc.	175	8,687
Bank of New York Mellon Corp.	1,614	32,135
BlackRock Inc.	124	22,102
Charles Schwab Corp.	1,869	21,045
Goldman Sachs Group Inc.	288	26,044
Greenhill & Co. Inc.	150	5,455

See Notes to Schedule of Investments.

LEGG MASON MANAGER SELECT LARGE CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2011

SECURITY	SHARES	VALUE
Capital Markets - continued
Invesco Ltd.	331	$6,650
State Street Corp.	392	15,801

Total Capital Markets		137,919

Commercial Banks - 5.1%
BB&T Corp.	200	5,034
Fifth Third Bancorp	1,640	20,861
PNC Financial Services Group Inc.	150	8,651
SunTrust Banks Inc.	460	8,142
U.S. Bancorp	2,064	55,831
Wells Fargo & Co.	3,478	95,854
Zions Bancorporation	480	7,814

Total Commercial Banks		202,187

Consumer Finance - 1.1%
American Express Co.	386	18,207
Capital One Financial Corp.	389	16,451
Discover Financial Services	463	11,112

Total Consumer Finance		45,770

Diversified Financial Services - 5.9%
Bank of America Corp.	6,750	37,530
Citigroup Inc.	1,207	31,756
JPMorgan Chase & Co.	4,616	153,482
Nasdaq OMX Group Inc.	168	4,118	*
Principal Financial Group Inc.	263	6,470

Total Diversified Financial Services		233,356

Insurance - 7.4%
ACE Ltd.	190	13,323
AFLAC Inc.	110	4,759
American Financial Group Inc.	66	2,435
American International Group Inc.	130	3,016	*
Arch Capital Group Ltd.	128	4,765	*
Assurant Inc.	95	3,901
Chubb Corp.	651	45,062
Fidelity National Financial Inc., Class A Shares	189	3,011
Hartford Financial Services Group Inc.	640	10,400
HCC Insurance Holdings Inc.	74	2,035
Lincoln National Corp.	436	8,467
Loews Corp.	514	19,352
Marsh & McLennan Cos. Inc.	673	21,280
Mercury General Corporation	200	9,124
MetLife Inc.	1,308	40,783
ProAssurance Corp.	7	559
Progressive Corp.	1,009	19,686
Protective Life Corp.	331	7,467
Torchmark Corp.	79	3,428
Travelers Cos. Inc.	851	50,354
Unum Group	620	13,063
W.R. Berkley Corp.	131	4,505
XL Group PLC	212	4,191

Total Insurance		294,966

Real Estate Investment Trusts (REITs) - 1.1%
Annaly Capital Management Inc.	980	15,641
Chimera Investment Corp.	4,900	12,299
Simon Property Group Inc.	55	7,092
Vornado Realty Trust	100	7,686

Total Real Estate Investment Trusts (REITs)		42,718

TOTAL FINANCIALS		961,258

HEALTH CARE - 8.6%
Biotechnology - 0.3%
Amgen Inc.	196	12,585

Health Care Providers & Services - 3.2%
Aetna Inc.	432	18,226
AMERIGROUP Corp.	48	2,836	*

See Notes to Schedule of Investments.

LEGG MASON MANAGER SELECT LARGE CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2011

SECURITY	SHARES	VALUE
Health Care Providers & Services - continued
AmerisourceBergen Corp.	52	$1,934
Coventry Health Care Inc.	108	3,280	*
LifePoint Hospitals Inc.	41	1,523	*
Lincare Holdings, Inc.	40	1,028
Tenet Healthcare Corp.	321	1,647	*
UnitedHealth Group Inc.	1,054	53,417
WellPoint Inc.	626	41,472

Total Health Care Providers & Services		125,363

Health Care Technology - 0.3%
Allscripts Healthcare Solutions Inc.	591	11,194	*

Pharmaceuticals - 4.8%
Forest Laboratories Inc.	133	4,024	*
Johnson & Johnson	622	40,791
Merck & Co. Inc.	1,966	74,118
Novartis AG, ADR	351	20,067
Pfizer Inc.	2,394	51,806

Total Pharmaceuticals		190,806

TOTAL HEALTH CARE		339,948

INDUSTRIALS - 9.3%
Aerospace & Defense - 3.3%
Boeing Co.	210	15,403
General Dynamics Corp.	272	18,064
Honeywell International Inc.	508	27,610
ITT Corp.	19	367
L-3 Communications Holdings Inc.	109	7,268
Northrop Grumman Corp.	298	17,427
Raytheon Co.	955	46,203

Total Aerospace & Defense		132,342

Air Freight & Logistics - 0.0%
Ryder System Inc.	35	1,860

Building Products - 0.1%
Owens Corning Inc.	93	2,671	*

Commercial Services & Supplies - 0.0%
R.R. Donnelley & Sons Co.	32	462

Construction & Engineering - 0.2%
KBR Inc.	223	6,215

Industrial Conglomerates - 4.3%
3M Co.	270	22,067
General Electric Co.	5,993	107,335
Tyco International Ltd.	341	15,928
United Technologies Corp.	327	23,900

Total Industrial Conglomerates		169,230

Machinery - 0.6%
Illinois Tool Works Inc.	428	19,992
Parker Hannifin Corp.	70	5,337

Total Machinery		25,329

Road & Rail - 0.8%
CSX Corp.	727	15,311
Norfolk Southern Corp.	251	18,288

Total Road & Rail		33,599

TOTAL INDUSTRIALS		371,708

INFORMATION TECHNOLOGY - 10.6%
Communications Equipment - 1.1%
Cisco Systems Inc.	1,350	24,408
Harris Corp.	51	1,838
Motorola Solutions Inc.	350	16,202

Total Communications Equipment		42,448

Computers & Peripherals - 3.5%
Apple Inc.	70	28,350	*
Hewlett-Packard Co.	2,923	75,297

See Notes to Schedule of Investments.

LEGG MASON MANAGER SELECT LARGE CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2011

SECURITY	SHARES	VALUE
Computers & Peripherals - continued
Seagate Technology PLC	2,081	$34,128

Total Computers & Peripherals		137,775

Electronic Equipment, Instruments & Components - 1.4%
Anixter International Inc.	7	417	*
Arrow Electronics Inc.	109	4,078	*
Avnet Inc.	720	22,385	*
TE Connectivity Ltd.	882	27,174
Tech Data Corp.	39	1,927	*

Total Electronic Equipment, Instruments & Components		55,981

IT Services - 0.8%
International Business Machines Corp.	167	30,708
SAIC Inc.	68	836	*

Total IT Services		31,544

Office Electronics - 0.5%
Xerox Corp.	2,467	19,637

Semiconductors & Semiconductor Equipment - 1.5%
Applied Materials Inc.	266	2,849
Intel Corp.	2,116	51,313
Marvell Technology Group Ltd.	260	3,601	*
Maxim Integrated Products Inc.	72	1,875

Total Semiconductors & Semiconductor Equipment		59,638

Software - 1.8%
Activision Blizzard Inc.	1,146	14,119
Amdocs Ltd.	149	4,251	*
Broadridge Financial Solutions Inc.	74	1,668
Microsoft Corp.	2,051	53,244

Total Software		73,282

TOTAL INFORMATION TECHNOLOGY		420,305

MATERIALS - 3.2%
Chemicals - 1.3%
Air Products & Chemicals Inc.	364	31,009
CF Industries Holdings Inc.	13	1,885
Cytec Industries Inc.	21	938
Dow Chemical Co.	250	7,190
Eastman Chemical Co.	77	3,008
Huntsman Corp.	47	470
PPG Industries Inc.	70	5,844

Total Chemicals		50,344

Containers & Packaging - 0.4%
Ball Corp.	81	2,893
Crown Holdings Inc.	376	12,626	*

Total Containers & Packaging		15,519

Metals & Mining - 1.4%
ArcelorMittal	670	12,187
Cliffs Natural Resources Inc.	120	7,482
Newmont Mining Corp.	320	19,203
Royal Gold, Inc.	150	10,115
United States Steel Corp.	300	7,938

Total Metals & Mining		56,925

Paper & Forest Products - 0.1%
Domtar Corp.	39	3,118

TOTAL MATERIALS		125,906

TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 1.9%
AT&T Inc.	1,415	42,790
CenturyLink Inc.	476	17,707
Verizon Communications Inc.	354	14,202

Total Diversified Telecommunication Services		74,699

Wireless Telecommunication Services - 0.9%
Vodafone Group PLC, ADR	1,310	36,720

TOTAL TELECOMMUNICATION SERVICES		111,419

See Notes to Schedule of Investments.

LEGG MASON MANAGER SELECT LARGE CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2011

SECURITY		SHARES	VALUE
UTILITIES - 1.7%
Electric Utilities - 0.8%
Duke Energy Corp.		610	$13,420
Entergy Corp.		182	13,295
FirstEnergy Corp.		100	4,430

Total Electric Utilities			31,145

Independent Power Producers & Energy Traders - 0.2%
Constellation Energy Group Inc.		100	3,967
NRG Energy Inc.		168	3,044	*

Total Independent Power Producers & Energy Traders			7,011

Multi-Utilities - 0.7%
Sempra Energy		419	23,045
Xcel Energy Inc.		230	6,357

Total Multi-Utilities			29,402

TOTAL UTILITIES			67,558

TOTAL COMMON STOCKS (Cost - $3,742,306)			3,905,802

	RATE
CONVERTIBLE PREFERRED STOCKS - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
General Motors Co. (Cost - $13,129)	4.750%	265	9,076

TOTAL INVESTMENTS - 98.5% (Cost - $3,755,435#)			3,914,878
Other Assets in Excess of Liabilities - 1.5%			58,859

TOTAL NET ASSETS - 100.0%			$3,973,737

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
FDR	— Foreign Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Manager Select Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$3,905,802	—	—	$3,905,802
Convertible preferred stocks	9,076	—	—	9,076

Total long-term investments	$3,914,878	—	—	$3,914,878

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

For the period ended December 31, 2011, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities transferred in and out of Level 1 and Level 2 measurements during the period.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$431,207
Gross unrealized depreciation	(271,764)

Net unrealized appreciation	$159,443

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended December 31, 2011, the Fund did not invest in any derivative instruments.

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
President

Date: February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
President

Date: February 28, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: February 28, 2012